Business Combinations - Schedule of Consideration Transferred (Detail) - Equals S.A. [member] R$ in Thousands	Sep. 04, 2018 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders	R$ 3,000
Shares of the Company issued to selling shareholders	22,000
Total fair value of consideration transferred to selling shareholders	25,000
Capital contribution related to option exercised	2,184
Fair value of previously held interest in Equals	22,816
Total consideration transferred	R$ 50,000